Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2013
Equity Incentive Plan [Abstract]
Schedule of non-vested shares and weighted average grant date fair value
	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2011	3,082	$39.90
Granted	49,867	35.70
Vested	(24,949)	35.10
Unvested as at December 31, 2011	28,000	36.75

Unvested as at January 1, 2012	28,000	36.75
Granted	90,667	13.50
Vested	(100,000)	15.67
Unvested as at December 31, 2012	18,667	36.75

Unvested as at January 1, 2013	18,667	36.75
Granted	279,333	6.43
Vested	(21,333)	19.71
Unvested as at December 31, 2013	276,667	7.46